Rafferty Asset Management, LLC
1301 Avenue of the Americas (6th Avenue)
35th Floor
New York, NY 10019

March 4, 2015

VIA EDGAR

United States Securities and Exchange Commission

Division of Investment Management

100 F. Street, N.E.

Washington, D.C. 20549-1004

Re:	Direxion Shares ETF Trust (the “Trust”)
File Nos.: 333-150525 and 811-22201

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “Act”), the Trust hereby certifies that the forms of the Prospectuses and Statements of Additional Information for the funds listed under Appendix A, that would have been filed under Rule 497(b) or (c) under the Act would not have differed from the documents each dated February 27, 2015, filed electronically as Post-Effective Amendment No. 121 to the Trust’s Registration Statement on Form N-1A on February 26, 2015.

If you have any questions concerning the foregoing, please contact Angela Brickl of Rafferty Asset Management, LLC at (646) 572-3463 or Eric S. Purple of K&L Gates LLP at (202) 778-9220.

Sincerely,

/s/Angela Brickl
Angela Brickl
Chief Compliance Officer
Rafferty Asset Management, LLC

Appendix A

Direxion Zacks MLP High Income Shares

Direxion All Cap Insider Sentiment Shares

Direxion S&P 500® Volatility Response Shares

(formerly Direxion S&P 500® DRRC Index Volatility Response Shares)

Direxion NASDAQ-100® Equal Weighted Index Shares

Direxion iBillionaire Index ETF

Direxion Daily Dow 30® Bear 1X Shares

Direxion Daily Large Cap Bear 1X Shares

Direxion Daily Small Cap Bear 1X Shares

Direxion Daily Total Market Bear 1X Shares

Direxion Daily 7-10 Year Treasury Bear 1X Shares

Direxion Daily 20+ Year Treasury Bear 1X Shares

Direxion Daily Corporate Bond Bear 1X Shares

Direxion Daily Municipal Bond Taxable Bear 1X Shares

Direxion Daily Total Bond Market Bear 1X Shares

Direxion Daily Developed Markets Bear 1X Shares

Direxion Daily Emerging Market Bear 1X Shares

Direxion Daily Technology Bear 1X Shares

Direxion Daily Russell 1000® Growth Index Bull 1.25X Shares

Direxion Daily Russell 1000® Value Index Bull 1.25X Shares

Direxion Daily S&P 500® Bull 1.25X Shares

Direxion Daily Mid Cap Bull 1.25X Shares

Direxion Daily Small Cap Bull 1.25X Shares

Direxion Daily Total Stock Market Bull 1.25X Shares

Direxion Daily FTSE Developed Markets Bull 1.25X Shares

Direxion Daily FTSE Emerging Markets Bull 1.25X Shares

Direxion Daily 7-10 Year Treasury Bond Bull 1.25X Shares

Direxion Daily 20+ Year Treasury Bond Bull 1.25X Shares

Direxion Daily Total Bond Market Bull 1.25X Shares

Direxion Daily S&P 500® Bull 2X Shares

Direxion Daily Mid Cap Bull 2X Shares

Direxion Daily Small Cap Bull 2X Shares

Direxion Daily 7-10 Year Treasury Bull 2X Shares

Direxion Daily 20+ Year Treasury Bull 2X Shares

Direxion Daily S&P 500® Bear 2X Shares

Direxion Daily Mid Cap Bear 2X Shares

Direxion Daily Small Cap Bear 2X Shares

Direxion Daily 7-10 Year Treasury Bear 2X Shares

Direxion Daily 20+ Year Treasury Bear 2X Shares

3X BULL FUNDS	3X BEAR FUNDS
Direxion Daily Mid Cap Bull 3X Shares	Direxion Daily Mid Cap Bear 3X Shares
Direxion Daily S&P 500® Bull 3X Shares (formerly Direxion Daily Large Cap Bull 3X Shares)	Direxion Daily S&P 500® Bear 3X Shares (formerly Direxion Daily Large Cap Bear 3X Shares)
Direxion Daily Small Cap Bull 3X Shares	Direxion Daily Small Cap Bear 3X Shares
Direxion Daily Total Market Bull 3X Shares	Direxion Daily Total Market Bear 3X Shares
Direxion Daily Brazil Bull 3X Shares
Direxion Daily FTSE China Bull 3X Shares (formerly Direxion Daily China Bull 3X Shares)	Direxion Daily FTSE China Bear 3X Shares (formerly Direxion Daily China Bear 3X Shares)
Direxion Daily Developed Markets Bull 3X Shares	Direxion Daily Developed Markets Bear 3X Shares
Direxion Daily Emerging Markets Bull 3X Shares	Direxion Daily Emerging Markets Bear 3X Shares
Direxion Daily FTSE Europe Bull 3X Shares (formerly Direxion Daily European Bull 3X Shares)

Direxion Daily India Bull 3X Shares
Direxion Daily Japan Bull 3X Shares
Direxion Daily Latin America Bull 3X Shares
Direxion Daily Russia Bull 3X Shares	Direxion Daily Russia Bear 3X Shares
Direxion Daily South Korea Bull 3X Shares
Direxion Daily Basic Materials Bull 3X Shares
Direxion Daily Gold Miners Index Bull 3X Shares	Direxion Daily Gold Miners Index Bear 3X Shares
Direxion Daily Healthcare Bull 3X Shares
Direxion Daily Junior Gold Miners Index Bull 3X Shares	Direxion Daily Junior Gold Miners Index Bear 3X Shares
Direxion Daily Natural Gas Related Bull 3X Shares
Direxion Daily Regional Banks Bull 3X Shares	Direxion Daily Regional Banks Bear 3X Shares
Direxion Daily Retail Bull 3X Shares
Direxion Daily Semiconductor Bull 3X Shares	Direxion Daily Semiconductor Bear 3X Shares
Direxion Daily Silver Miners Bull 3X Shares	Direxion Daily Silver Miners Bear 3X Shares
Direxion Daily Clean Energy Bull 3X Shares	Direxion Daily Clean Energy Bear 3X Shares
Direxion Daily Energy Bull 3X Shares	Direxion Daily Energy Bear 3X Shares
Direxion Daily Financial Bull 3X Shares	Direxion Daily Financial Bear 3X Shares
Direxion Daily Real Estate Bull 3X Shares	Direxion Daily Real Estate Bear 3X Shares
Direxion Daily Technology Bull 3X Shares	Direxion Daily Technology Bear 3X Shares
Direxion Daily 7-10 Year Treasury Bull 3X Shares	Direxion Daily 7-10 Year Treasury Bear 3X Shares
Direxion Daily 20+ Year Treasury Bull 3X Shares	Direxion Daily 20+ Year Treasury Bear 3X Shares
Direxion Daily Corporate Bond Bull 3X Shares	Direxion Daily Corporate Bond Bear 3X Shares
Direxion Daily High Yield Bull 3X Shares	Direxion Daily High Yield Bear 3X Shares
Direxion Daily Municipal Bond Taxable Bull 3X Shares
Direxion Daily TIPs Bull 3X Shares	Direxion Daily TIPs Bear 3X Shares
Direxion Daily Total Bond Market Bull 3X Shares

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